Share reserve (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share and capital reserve under options schemes

	2022	2021	2020
	$’000	$’000	$’000
Beginning of financial year	18,658	11,630	5,898
Employee share grant and options schemes
- Value of employee services (Note 9)	3,856	8,542	6,660
- Shares issued	(6,490)	(2,199)	(1,152)
Non-executive director share grant and options schemes
- Value of services	1,848	2,108	280
- Shares issued	(180)	(1,423)	(56)
End of financial year	17,692	18,658	11,630

Summary of inputs into black scholes option pricing model

The fair value of options granted under the plans are determined using the Black-Scholes Option Pricing Model. The significant inputs into the model are shown below.

Share prices*	$5.78 - $8.32
Exercise price*	$3.45 - $8.81
Expected volatilities	32 - 42%
Dividend yield	Nil
Option life	Up to 10 years
Annual risk-free interest rates	1.61 - 2.18%

* Retrospectively adjusted to give effect to the impact of share exchange

Summary of number and weighted average remaining contractual life of outstanding share options

Stock options outstanding at the end of the year have the following weighted average remaining contractual life:

	2022		2021		2020
Exercise price*	Stock options outstanding*	Weighted average remaining contractual life (years)*	Stock options outstanding*	Weighted average remaining contractual life (years)	Stock options outstanding*	Weighted average remaining contractual life (years)
$3.45	1,119,917	3.33	1,375,699	4.35	1,375,699	5.35
$3.93	436,905	4.80	471,491	5.82	518,459	6.75
$4.54	316,722	5.39	423,620	6.40	439,974	7.40
$7.28	1,595,487	6.26	1,653,467	7.28	1,666,463	8.28
$8.81	115,851	1.68	115,851	2.68	115,851	3.68
	3,584,882		4,040,128		4,116,446

* Retrospectively adjusted to give effect to the impact of share exchange

Employee Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted average exercise prices of share options

Set out below are summaries of options granted under the ESO plan:

	2022		2021		2020
	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*
Beginning of financial year	$5.24	3,924,275	$5.23	4,000,595	$5.16	4,526,130
Exercised during the year	$4.01	(423,836)	$4.01	(20,000)	$4.43	(477,556)
Forfeited during the year	$7.28	(31,409)	$4.85	(56,320)	$6.51	(47,979)
End of financial year	$5.37	3,469,030	$5.24	3,924,275	$5.23	4,000,595
Vested and exercisable at 31 December	$5.22	2,401,281	$4.83	1,883,544	$4.51	1,577,219

* Retrospectively adjusted to give effect to the impact of share exchange.

Non Executive Directors Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted average exercise prices of share options

Set out below are summaries of options granted under the NED plan:

	2022		2021		2020
	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*
Beginning and end of financial year	$8.81	115,851	$8.81	115,851	$8.81	115,851

Vested and exercisable at 31 December	$8.81	115,851	$8.81	86,753	$8.81	57,835

* Retrospectively adjusted to give effect to the impact of share exchange.

Summary of number and weighted average exercise prices of other equity instruments

Group	Beginning of financial year*	Granted during financial year*	Vested during financial year*	Forfeited during financial year*	End of financial year*
2022	258,562	—	(129,281)	—	129,281
2021	—	373,510	(114,948)	—	258,562

Omnibus Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted average exercise prices of other equity instruments

Set out below are summaries of RSUs granted under the Omnibus plan:

Group	Beginning of financial year*	Granted during financial year*	Vested during financial year*	Forfeited during financial year*	End of financial year*
2022	1,839,608	1,400,502	(704,784)	(68,052)	2,467,274
2021	2,335,973	22,889	(497,556)	(21,698)	1,839,608
2020	2,175,789	504,849	(321,957)	(22,708)	2,335,973

* Retrospectively adjusted to give effect to the impact of share exchange.